CONVERTIBLE DEBENTURES	12 Months Ended
Jun. 30, 2023
CONVERTIBLE DEBENTURES
CONVERTIBLE DEBENTURE

20. CONVERTIBLE DEBENTURES

a) Convertible Debentures Series A-4 – March 12, 2021

On  March  12, 2021, the Company  closed  a non-brokered  private placement  of unsecured  subordinated convertible debenture units (the “Debenture Units of Series A-4”) of the Company for gross proceeds of

$390,000.

Each Debenture Unit of Series A-4 consists of $1,000 principal amount of unsecured subordinated convertible debentures (the “Debentures of Series A-4”) and 1,000 common share purchase warrants (the “Warrants of Series A-4”) of the Company. The Debentures of Series A-4 matured on March 12, 2022 and bear interest at a rate of 15% per annum, accrued monthly and payable at maturity. The outstanding principal amount of the Debentures of Series A-3 and any accrued interest is convertible into common shares of the Company at the option of the holder at any time prior to the maturity date at a conversion price of $0.50 per share. The Company also has the option to force conversion of the Debentures of Series A-4 and any accrued interest at the same conversion price if the Company’s common shares trade above $0.50 per share for ten consecutive trading days on the Canadian Securities Exchange. Furthermore, the Debentures of Series A-4 and accrued interest shall automatically convert into common shares of the Company at maturity. Each full Warrant of Series A-4 entitles the holder to purchase one common share of the Company until March 12, 2023 at an exercise price of $0.75 per share.

The Debenture Units of Series A-4 were determined to be an equity instrument, comprising a conversion feature and warrants as a result of the Company being able to avoid a contractual obligation to pay cash related to the principal and interest at maturity. The subscription amount of $390,000 was allocated to the equity portion of convertible debt and warrants based on their pro-rata fair values of $208,452 and $181,548, respectively. The interest expense related to the Debenture Units of Series A-4 are added to the equity portion of convertible debt as accrued.

On May 31, 2022, the Debenture Units of Series A-4 were converted into the Convertible Debentures Series A- 5 offering. The principal amount of $390,000, the accrued interest of $58,500 were transferred to Convertible Debentures Series A-5. As a result of the transfer, a loss in the amount of $99,635 was recorded.

During the year ended June 30, 2023, interest of $nil was recorded in the equity portion of the convertible debt (June 30, 2022 – $45,762; June 30, 2021 – $16,512) in relation to these convertible debentures.

b) Convertible Debentures Series A-5 – May 31, 2022

On May 31, 2022, the Company closed a non-brokered private placement of unsecured subordinated convertible debenture units (the “Debenture Units of Series A-5”) of the Company for gross proceeds of $897,000 with annual interest rate of 15% and maturity on May 31, 2023.

Each Debenture Unit of Series A-5 consists of $1,000 principal amount of unsecured subordinated convertible debentures (the “Debentures of Series A-5”) and 1,000 common share purchase warrants (the “Warrants of Series A-5”) of the Company. The Debentures of Series A-5 mature on May 31, 2023 and bear interest at a rate of 15% per annum, accrued monthly and payable at maturity. The outstanding principal amount of the Debentures of Series A-5 and any accrued interest is convertible into common shares of the Company at the option of the holder at any time prior to the maturity date at a conversion price of $0.36 per share. The Company also has the option to force conversion of the Debentures of Series A-5 and any accrued interest at the same conversion price if the Company’s common shares trade above $1.00 per share for ten consecutive trading days on the Canadian Securities Exchange. Furthermore, the Debentures of Series A-5 and accrued interest shall automatically convert into common shares of the Company at maturity. Each full Warrant of Series A-5 entitles the holder to purchase one common share of the Company until May 31, 2024 at an exercise price of $1.25 per share.

Prior to closing of the Offering, the Company exercised its rights of repayment in respect of the Convertible Debentures of Series A-4 of the Company issued on March 12, 2021 and, in connection with its election for early repayment, holders of the Convertible Debentures of Series A-4 directed the Company to retain the funds representing repayment and to apply such funds towards satisfaction of the purchase price for the respective Debenture of Series A-5. The Company issued an aggregate of $488,500 worth of Debenture Units to the subscribers of the Debentures of Series A-4. The remaining $448,500 pertained to a settlement of outstanding Demand Loans in the amount of $390,000 (US $300,000) and $58,500 (US $45,000) of interest.

At initial recognition, the Debenture Units of Series A-5 were determined to be an equity instrument due to being able to avoid a contractual obligation to pay cash related to the principal and interest at maturity. The subscription amount of $897,000 was allocated to the equity portion of convertible debt and warrants based on their pro-rata fair values of $678,433 and $218,567, respectively. The interest expense related to the Debenture Units of Series A-5 are added to the equity portion of convertible debt as accrued.

On the maturity date of May 30, 2023, the Company did not elect to convert the Debenture Units of Series A-5. As a result of the non-exercise of the conversion option, the Company’s Debenture Units of Series A-5 no longer met the criteria of an equity instrument, as it could no longer avoid the contractual obligation to pay cash related to the principal and interest.  Accordingly, the Company reclassified the equity portion of convertible debenture to a convertible debenture liability at its face value of $897,000. As a result of the reclassification, the Company recorded a loss in the amount of $218,567 during the year ended June 30, 2023. The loss arises from the difference between the face value of convertible debentures and the amount reclassified from equity to the convertible debenture liability on the maturity date.

During the year ended June 30, 2023, interest of $134,551 was recorded in the convertible debentures (June 30, 2022 – $11,212). As at June 30, 2023, the outstanding principal amount of the convertible debentures remained at $879,000 and the outstanding accrued interest amounted to $145,763.